Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Finished goods	$2,529	$2,311
Work-in-process	3,794	3,514
Raw materials and supplies	740	785
Inventories	$7,063	$6,610
Noncurrent inventories (not included above)(a)	$761	$800

(a)	Included in Taxes and other noncurrent assets. There are no recoverability issues associated with these amounts.